Condensed Consolidated Statements Of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Condensed Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (179)	$ (233)	$ (575)	$ (1,201)
Other comprehensive loss:
Foreign currency translation adjustment	(78)	(45)	(51)	13
Total comprehensive loss	$ (257)	$ (278)	$ (626)	$ (1,188)